Annual Fund Operating Expenses - Class ACS - DWS Equity Sector Strategy Fund	Aug. 09, 2021
Class A
Operating Expenses:
Management fee	0.30%	[1]
Distribution/service (12b-1) fees	0.24%
Other expenses	0.52%
Total annual fund operating expenses	1.06%
Fee waiver/expense reimbursement	0.33%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.73%
Class C
Operating Expenses:
Management fee	0.30%	[1]
Distribution/service (12b-1) fees	1.00%
Other expenses	0.59%
Total annual fund operating expenses	1.89%
Fee waiver/expense reimbursement	0.41%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.48%
Class S
Operating Expenses:
Management fee	0.30%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.53%
Total annual fund operating expenses	0.83%
Fee waiver/expense reimbursement	0.35%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.48%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective August 9, 2021.